License Agreements - Additional Information (Detail) - Novartis International Pharmaceutical Ltd. - USD ($)		1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 23, 2017	May 31, 2019	May 31, 2017	Mar. 31, 2020	Dec. 31, 2019
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
License agreement termination description				The agreement may be terminated by either party upon a material breach by the other party that is not cured within 60 days after written notice. The Company may terminate the agreement in its entirety or on a product-by-product or country-by-country basis with or without cause with 60 days' prior written notice.	The agreement may be terminated by either party upon a material breach by the other party that is not cured within 60 days after written notice. The Company may terminate the agreement in its entirety or on a product-by-product or country-by-country basis with or without cause with 60 days' prior written notice.
Payment for development milestone		$ 2,500,000	$ 300,000
Maximum
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Aggregate amount payable upon satisfaction of clinical milestones	$ 4,300,000
Aggregate amount payable upon satisfaction of regulatory milestones for first indication approved	24,000,000
Aggregate amount payable upon satisfaction of regulatory milestones for second indication approved	18,000,000
Aggregate amount payable upon satisfaction of commercial milestones	$ 125,000,000
License Agreement | Series A Preferred Stock
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Shares issued	2,587,992
Fair value of license agreement	$ 3,200,000
Fair value of shares issued	$ 1.22